RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	3 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

3.RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company leases its facility in Chapel Hill, North Carolina. This lease has remaining lease terms of approximately 3.2 years. The Company leased a facility in Toronto, Ontario for its corporate office. The lease expired in November 2021. The Company does not have leases with residual value guarantees, or leases not yet commenced to which the Company is committed. Lease liabilities have been measured by discounting future lease payments using the Company’s incremental borrowing rate of 6.0% as rates implicit in the leases were not readily determinable.

The following table summarizes the Company’s right-of-use assets outstanding at March 31:

2022
$
Balance, January 1	1,177
Additions	-
Amortization expense	(86)
Balance, March 31	1,091

The following table summarizes the Company’s right-of-use liabilities outstanding at March 31:

2022
$
Balance, January 1	1,327
Interest expense	18
Repayments	(101)
Balance, March 31	1,244